SCHEDULE I - CONSOLIDATED SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (Details) - Parent Company [Member] - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Summary of investments, other than investments in related parties [Line Items]
Cost	$ 142,317
Carrying Value	131,654
Derivative Liabilities		$ 425
Trading securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	3,833
Fair Value	3,498
Carrying Value	3,498
Mortgage Loans On Real Estate [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	18,427
Fair Value	16,553
Carrying Value	18,301
Policy loans [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	2,359
Carrying Value	2,359
Derivative Instruments [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	1,869
Fair Value	3,594
Carrying Value	3,594
Other investments [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	3,739
Fair Value	3,739
Carrying Value	3,739
Fixed maturity securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	111,707
Fair Value	99,736
Carrying Value	99,736
Fixed maturity securities [Member] | Mortgage-Backed And Asset-Backed Securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	15,930
Fair Value	14,587
Carrying Value	14,587
Fixed maturity securities [Member] | Hybrid and redeemable preferred securities
Summary of investments, other than investments in related parties [Line Items]
Cost	365
Fair Value	359
Carrying Value	359
Fixed maturity securities [Member] | Bonds | U.S. government and government agencies and authorities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	405
Fair Value	379
Carrying Value	379
Fixed maturity securities [Member] | Bonds | Foreign governments [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	348
Fair Value	318
Carrying Value	318
Fixed maturity securities [Member] | Bonds | State and municipal bonds
Summary of investments, other than investments in related parties [Line Items]
Cost	5,410
Fair Value	5,070
Carrying Value	5,070
Fixed maturity securities [Member] | Bonds | Public utilities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	14,204
Fair Value	12,493
Carrying Value	12,493
Fixed maturity securities [Member] | Bonds | All other corporate bonds [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	75,045
Fair Value	66,530
Carrying Value	66,530
Available-for-sale equity securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	383
Fair Value	427
Carrying Value	427
Available-for-sale equity securities [Member] | Nonredeemable preferred securities [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	285
Fair Value	234
Carrying Value	234
Available-for-sale equity securities [Member] | Common Stock [Member] | Banks, trusts, and insurance companies [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	48
Fair Value	47
Carrying Value	47
Available-for-sale equity securities [Member] | Common Stock [Member] | Industrial, miscellaneous and all other [Member]
Summary of investments, other than investments in related parties [Line Items]
Cost	50
Fair Value	146
Carrying Value	$ 146